EARNINGS PER SHARE - Summary of Basic Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EARNINGS PER SHARE
(Loss) net income attributable to the Company’s controlling shareholders	R$ (2,859,629)	R$ 1,047,960	R$ (650,196)
Weighted average of the number of issued common shares	1,381,594,182	1,377,932,809
Weighted average treasury shares	(9,613,311)	(788,866)
Weighted average of the number of outstanding common shares	1,371,980,871	1,377,143,943
Basic (loss) earnings per share – R$	R$ (2.0843)	R$ 0.761